SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS Wells Fargo Advantage High Yield Bond Fund (the "Fund")
(Wells Fargo Advantage High Yield Bond Fund)
In the summary section for the Fund, the following disclosure is added in the section entitled "Principal Investment Risks":

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.